Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Particulars of Other Long-Term Liabilities (Detail)
Other long-term liabilities consist of:

	2025	2024

Long-term portion of deferred revenue	$216	$97
Long-term portion of income taxes payable	101	143
Asset retirement obligation	34	32
Long-term portion of fair value of hedges [note 23]	19	83
Other	29	41
	$399	$396